UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	       WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Mountain Lake Investment Management LLC
Address:	 1 Battery Park Plaza, Seventh Floor
		 New York, NY 10004
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	 Pinar Ilgar
Title:  CFO
Phone: (646) 388-6036
Signature,       		Place,         	and Date of Signing
Pinar Ilgar   			New York	November 14, 2010

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	32
Form 13F Information Table Value Total:	168,660,000

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/INVESTOTHER  VOTING
NAME OF ISSUER              TITLE OF CLASS  CUSIP    (x$1000PRN AMT PRN CALLDISCREMANAGERSOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------
ENSCO PLC                   SPONSORED ADR   29358Q109   6128  137000SH      Sole         137000      0     0
ALLEGHANY CORP DEL          COM             017175100   7273   24000SH      Sole          24000      0     0
AMERICAN EXPRESS CO         COM             025816109   3362   80000SH      Sole          80000      0     0
AON CORP                    COM             037389103   1165   29800SH      Sole          29800      0     0
BANK OF AMERICA CORPORATION COM             060505104   2096  160000SH      Sole         160000      0     0
BB&T CORP                   COM             054937107   5418  225000SH      Sole         225000      0     0
BOEING CO                   COM             097023105   2282   34300SH      Sole          34300      0     0
BP PLC                      SPONSORED ADR   055622104   1235   30000SH      Sole          30000      0     0
COMPASS MINERALS INTL INC   COM             20451N101   5747   75000SH      Sole          75000      0     0
DAVITA INC                  COM             23918K108   3452   50000SH      Sole          50000      0     0
EXXON MOBIL CORP            COM             30231G102   5870   95000SH      Sole          95000      0     0
FIDELITY NATIONAL FINANCIAL CL A            31620R105  10474  666700SH      Sole         666700      0     0
FREIGHTCAR AMER INC         COM             357023100   1476   60000SH      Sole          60000      0     0
HILLENBRAND INC             COM             431571108   3506  163000SH      Sole         163000      0     0
INGERSOLL RAND PLC          SHS             G47791101   6428  180000SH      Sole         180000      0     0
ISHARES SILVER TRUST        ISHARES         46428Q109   2131  100000SH      Sole         100000      0     0
JPMORGAN CHASE & CO         COM             46625H100   5138  135000SH      Sole         135000      0     0
JOHNSON & JOHNSON           COM             478160104   1549   25000SH      Sole          25000      0     0
LABORATORY CORP AMER HLDGS  COM NEW         50540R409   9474  120800SH      Sole         120800      0     0
MOHAWK INDS INC             COM             608190104   2399   45000SH      Sole          45000      0     0
NVR INC                     COM             62944T105  11202   17300SH      Sole          17300      0     0
REPUBLIC SVCS INC           COM             760759100   9909  325000SH      Sole         325000      0     0
RYANAIR HLDGS PLC           SPONSORED ADR   783513104   4252  138000SH      Sole         138000      0     0
SCHWEITZER-MAUDUIT INTL INC COM             808541106   4665   80000SH      Sole          80000      0     0
SPDR GOLD TRUST             GOLD SHS        78463V107  10233   80000SH      Sole          80000      0     0
STANCORP FINL GROUP INC     COM             852891100   5130  135000SH      Sole         135000      0     0
TRAVELERS COMPANIES INC     COM             89417E109   5231  100400SH      Sole         100400      0     0
WASTE MGMT INC DEL          COM             94106L109   5804  162400SH      Sole         162400      0     0
WELLPOINT INC               COM             94973V107   9759  172300SH      Sole         172300      0     0
WELLS FARGO & CO NEW        COM             949746101   2072   82500SH      Sole          82500      0     0
WESTERN DIGITAL CORP        COM             958102105   5053  178000SH      Sole         178000      0     0
WESTERN UN CO               COM             959802109   8747  495000SH      Sole         495000      0     0